Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Foreign currency items	$ 3,923	$ 1,976	$ 10,452
Current-period change, Foreign currency items	633	1,947	(8,476)
Ending balance, Foreign currency items	4,556	3,923	1,976
Beginning balance, Defined benefit pension plans	(258)	79	3
Current-period change, Defined benefit pension plans	(203)	(337)	76
Ending balance, Defined benefit pension plans	(461)	(258)	79
Beginning balance, Accumulated other comprehensive income (loss)	3,665	2,055	10,455
Current-period change, Accumulated other comprehensive income (loss)	430	1,610	(8,400)
Ending balance, Accumulated other comprehensive income (loss)	$ 4,095	$ 3,665	$ 2,055